Loans Held for Sale, at Fair Value - Schedule of Mortgage Loans Held For Sale, At Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value adjustments	$ (14,657)	$ 2,984
Total loans held for sale, at fair value	173,984	158,156
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale - UPB	15,529	9,709
Commercial mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale - UPB	$ 173,112	$ 145,463